Schedule of Fair Value Amounts of the Assets Acquired and Liabilities Assumed (Details) (Parenthetical) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2023	Jan. 11, 2023	[1]
Business Combination [Line Items]
Goodwill			$ 1,567,485	$ 2,494,485
The Leaf at 73740 LLC [Member]
Business Combination [Line Items]
Goodwill		$ 1,567,485	$ 927,000		$ 2,494,486

[1]	The goodwill arising from the acquisition represents expected synergies, future income and growth, and other intangibles that do not qualify for separate recognition. As part of the Company’s accounting policy for impairment, the Company assessed impairment for goodwill and intangibles as of December 31, 2023, including the assets acquired above. Goodwill related to the acquisition of the Leaf was impaired by $927,000 during the year ended December 31, 2023 and impaired by an additional $1,567,485 during the year ended December 31, 2024, see Note 9.